Personnel expenses - Sensitivity analysis of essential assumptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%	1.00%
Defined benefit obligation after reasonable increase in actuarial assumption	kr 155	kr 156	kr 151
Defined benefit obligation after reasonable decrease in actuarial assumption	230	235	227
Service cost after reasonable increase in actuarial assumption	2	2	3
Service cost after reasonable decrease in actuarial assumption	4	4	4
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	7	7
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 6	kr 5	kr 6
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (in years)	1 year	1 year	1 year
Decrease in actuarial assumption (in years)	1 year	1 year	1 year
Defined benefit obligation after reasonable increase in actuarial assumption	kr 197	kr 200	kr 193
Defined benefit obligation after reasonable decrease in actuarial assumption	180	182	176
Service cost after reasonable increase in actuarial assumption	3	3	3
Service cost after reasonable decrease in actuarial assumption	3	3	3
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	7	7	7
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 6	kr 6	kr 6